Revenues and Other Operating Income and Expenses - Summary of Other Operating Income and Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Remeasurement of contingent consideration	€ 5,604
Clinical Development milestone payment	1,372
Remeasurement of RCA's	998
Fair value adjustment on securities	182
Other	243	€ 41
Total Other Expenses	8,399	41	€ 1,642
Grant income (RCA's)	768	824
Grant income (Other)		56
Remeasurement of RCA's		396
Remeasurement of contingent consideration		193
R&D tax credit	310	1,161
Total Other Income	€ 1,078	€ 2,630	€ 4,982